MAINSTAY GROUP OF FUNDS

Supplement dated June 17, 2013 (“Supplement”) to the Prospectus for

MainStay Marketfield Fund Class P Shares dated May 31, 2013, as supplemented

This Supplement updates certain information contained in the above referenced Prospectus. You may obtain copies of the Prospectus free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available at mainstayinvestments.com. Please review this important information carefully.

The Shareholder Guide section of the Prospectus is amended as follows:

1.	In the section entitled “Shareholder Guide,” the following sentences are deleted:

Class R6 shares are not available at this time. When they are available, it is anticipated that Class R6 shares of applicable Funds will be offered through separate prospectuses.

2.	Under the sub-section entitled “Before You Invest – Deciding Which Class of Shares to Buy,” the table entitled “Summary Of Important Differences Among Share Classes” is replaced with the following:

	Investor Class	Class A	Class B	Class C	Class I	Class P	Class R1	Class R2	Class R3	Class R6
Initial sales charge	Yes	Yes	None	None	None	None	None	None	None	None
Contingent deferred sales charge	None[1]	None[1]	Sliding scale during the first six years after purchase[2]	1% on sale of shares held for one year or less[3]	None	None	None	None	None	None
Ongoing distribution and/or service (12b-1) fees	0.25%	0.25%	0.75%[4] distribution and 0.25% service (1.00% total)[5]	0.75%[4] distribution and 0.25% service (1.00% total) [5]	None	None	None	0.25%	0.25% distribution and 0.25% service (0.50% total)	None
Shareholder service fee	None	None	None	None	None	None	0.10%	0.10%	0.10%	None
Conversion feature	Yes[6]	Yes[6]	Yes[6]	Yes[6]	Yes[6]	No	Yes[6]	Yes[6]	Yes[6]	Yes[6]
Purchase maximum[7]	None	None	$100,000	$1,000,000[8]	None	None	None	None	None	None

3.	Under the sub-section entitled “Investment Minimums and Eligibility Requirements,” the second bullet point under “Class I Shares” is deleted and replaced with the following:

•	Institutional Investors, the MainStay Funds’ Board Members, current portfolio managers of the MainStay Funds and employees of subadvisors to the MainStay Funds—no minimum initial or subsequent purchase amounts in any MainStay Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MAINSTAY GROUP OF FUNDS

Supplement dated June 17, 2013 (“Supplement”) to the Prospectus for

MainStay Marketfield Fund dated May 1, 2013, as supplemented

This Supplement updates certain information contained in the above referenced Prospectus. You may obtain copies of the Prospectus free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available at mainstayinvestments.com. Please review this important information carefully.

The Shareholder Guide section of the Prospectus is amended as follows:

1.	Effective May 31, 2013, MainStay Marketfield Fund offers Class P shares. Class P shares are only available to investors purchasing shares through a no-load transaction fee network or platform that has entered into an agreement with NYLIFE Distributors LLC or its affiliates to offer Class P shares through a no-load transaction fee network or platform.

Effective June 17, 2013, MainStay Marketfield Fund offers Class R6 shares. Class R6 shares are generally available only to certain retirement plans, including Section 401(a) and 457 plans, certain 403(b)(7) plans, 401(k), profit sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that the plan trades on an omnibus level. Class R6 shares are generally not available to retail accounts.

Class R6 and Class P shares are not offered in this Prospectus. For information on those share classes, please refer to the appropriate prospectuses.

2.	Under the sub-section entitled “Before You Invest – Deciding Which Class of Shares to Buy,” the table entitled “Summary Of Important Differences Among Share Classes” is replaced with the following:

	Investor Class	Class A	Class B	Class C	Class I	Class P	Class R1	Class R2	Class R3	Class R6
Initial sales charge	Yes	Yes	None	None	None	None	None	None	None	None
Contingent deferred sales charge	None[1]	None[1]	Sliding scale during the first six years after purchase[2]	1% on sale of shares held for one year or less[3]	None	None	None	None	None	None
Ongoing distribution and/or service (12b-1) fees	0.25%	0.25%	0.75%[4] distribution and 0.25% service (1.00% total)[5]	0.75%[4] distribution and 0.25% service (1.00% total) [5]	None	None	None	0.25%	0.25% distribution and 0.25% service (0.50% total)	None
Shareholder service fee	None	None	None	None	None	None	0.10%	0.10%	0.10%	None
Conversion feature	Yes[6]	Yes[6]	Yes[6]	Yes[6]	Yes[6]	No	Yes[6]	Yes[6]	Yes[6]	Yes[6]
Purchase maximum[7]	None	None	$100,000	$1,000,000[8]	None	None	None	None	None	None

3.	Under the sub-section entitled “Investment Minimums and Eligibility Requirements,” the second bullet point under “Class I Shares” is deleted and replaced with the following:

•	Institutional Investors, the MainStay Funds’ Board Members, current portfolio managers of the MainStay Funds and employees of subadvisors to the MainStay Funds—no minimum initial or subsequent purchase amounts in any MainStay Fund.

4.	Under the sub-section entitled “Conversions Between Share Classes,” the following is inserted as the second sentence of the first paragraph:

In addition, you generally may elect on a voluntary basis to convert your Investor class, Class A or Class C shares that are no longer subject to a CDSC, or Class I, Class R1, Class R2 or Class R3 shares into Class R6 shares of the same MainStay Fund, subject to satisfying the eligibility requirements of Class R6 shares.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MAINSTAY GROUP OF FUNDS

Supplement dated June 17, 2013 (“Supplement”) to the Prospectus for

MainStay Cornerstone Growth Fund dated November 2, 2012, as supplemented

This Supplement updates certain information contained in the above referenced Prospectus. You may obtain copies of the Prospectus free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available at mainstayinvestments.com. Please review this important information carefully.

The Shareholder Guide section of the Prospectus is amended as follows:

Under the sub-section entitled “Investment Minimums and Eligibility Requirements,” the second bullet point under “Class I Shares” is deleted and replaced with the following:

•	Institutional Investors, the MainStay Funds’ Board Members, current portfolio managers of the MainStay Funds and employees of subadvisors to any of the MainStay Funds—no minimum initial or subsequent purchase amounts in any MainStay Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY GROUP OF FUNDS

MainStay Cornerstone Growth Fund

Supplement dated June 17, 2013 (“Supplement”)

to the Statement of Additional Information dated November 2, 2012

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) for MainStay Cornerstone Growth Fund (the “Fund”). You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available at mainstayinvestments.com. Please review this important information carefully.

The SAI is updated as follows:

Under the section entitled “Purchases at Net Asset Value” on page 64, item (iv) is deleted and replaced with the following:

(iv)	current portfolio managers of the MainStay Funds;
(v)	current employees of subadvisors to any of the MainStay Funds; and
(vi)	existing Board Members.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

MAINSTAY GROUP OF FUNDS

Supplement dated June 17, 2013 (“Supplement”) to the Prospectuses for

MainStay Equity Funds, MainStay Income and Mixed Asset Funds, MainStay Asset Allocation Funds, and MainStay Target Date Funds, each dated February 28, 2013, as supplemented;

each a “Prospectus” and collectively, the “Prospectuses”

This Supplement updates certain information contained in the above referenced Prospectuses. You may obtain copies of the Prospectuses free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available at mainstayinvestments.com. Please review this important information carefully.

The Shareholder Guide section of each Prospectus is amended as follows:

1.	Effective May 31, 2013, MainStay Marketfield Fund offers Class P shares. Class P shares are only available to investors purchasing shares through a no-load transaction fee network or platform that has entered into an agreement with NYLIFE Distributors LLC or its affiliates to offer Class P shares through a no-load transaction fee network or platform.

Effective June 17, 2013, Class R6 shares are available in the following Funds: MainStay Epoch Global Equity Yield Fund, MainStay High Yield Corporate Bond Fund, MainStay ICAP Select Equity Fund, MainStay Large Cap Growth Fund and MainStay Marketfield Fund. Class R6 shares are generally available only to certain retirement plans, including Section 401(a) and 457 plans, certain 403(b)(7) plans, 401(k), profit sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that the plan trades on an omnibus level. Class R6 shares are generally not available to retail accounts.

Class R6 and Class P shares are not offered in this Prospectus. For information on those share classes, please refer to the appropriate prospectuses.

2.	Under the sub-section entitled “Before You Invest – Deciding Which Class of Shares to Buy,” the table entitled “Summary Of Important Differences Among Share Classes” is replaced with the following:

	Investor Class	Class A	Class B	Class C	Class I	Class P	Class R1	Class R2	Class R3	Class R6
Initial sales charge	Yes	Yes	None	None	None	None	None	None	None	None
Contingent deferred sales charge	None[1]	None[1]	Sliding scale during the first six years after purchase[2]	1% on sale of shares held for one year or less[3]	None	None	None	None	None	None
Ongoing distribution and/or service (12b-1) fees	0.25%	0.25%	0.75%[4] distribution and 0.25% service (1.00% total)[5]	0.75%[4] distribution and 0.25% service (1.00% total) [5]	None	None	None	0.25%	0.25% distribution and 0.25% service (0.50% total)	None
Shareholder service fee	None	None	None	None	None	None	0.10%	0.10%	0.10%	None
Conversion feature	Yes[6]	Yes[6]	Yes[6]	Yes[6]	Yes[6]	No	Yes[6]	Yes[6]	Yes[6]	Yes[6]
Purchase maximum[7]	None	None	$100,000	$1,000,000[8]	None	None	None	None	None	None

3.	Under the sub-section entitled “Investment Minimums and Eligibility Requirements,” the second bullet point under “Class I Shares” is deleted and replaced with the following:

•	Institutional Investors, the MainStay Funds’ Board Members, current portfolio managers of the MainStay Funds and employees of subadvisors to the MainStay Funds—no minimum initial or subsequent purchase amounts in any MainStay Fund.

4.	Under the sub-section entitled “Conversions Between Share Classes,” the following is inserted as the second sentence of the first paragraph:

In addition, you generally may elect on a voluntary basis to convert your Investor class, Class A or Class C shares that are no longer subject to a CDSC, or Class I, Class R1, Class R2 or Class R3 shares into Class R6 shares of the same MainStay Fund, subject to satisfying the eligibility requirements of Class R6 shares.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.